SIGNIFICANT TRANSACTIONS	9 Months Ended
Sep. 30, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the nine-month period ended September 30, 2026
Acquisition of Tabletki Group
On February 10, 2026, JSC Kyivstar signed a share purchase agreement ("SPA") to acquire 100% of shares of MTPK LLC and its subsidiaries (collectively, the "Tabletki Group") for total consideration of US$161 upon closing of the transaction. Tabletki
Group, established in 2008, is a Ukrainian business specializing in the development and maintenance of an automated platform for searching and booking medicines and other products from pharmacies in Ukraine. This strategic acquisition marks Kyivstar’s expansion into digital healthcare and pharmacy-related consumer services in line with the Group’s digital operator strategy.
Tabletki Group consists of MTPK LLC, Farmel LLC, and Farma Studio LLC. The total consideration transferred amounts to
US$161, which was paid in full in cash in Ukrainian hryvnia. The agreement was subject to customary closing conditions and approvals that were obtained on February 10, 2026, the date the acquisition was completed. The transaction is accounted for in accordance with IFRS 3 Business Combinations.
The fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	79
Current assets
Cash and cash equivalents	2
Other current assets	1
Other current liabilities	(3)
Fair value of identifiable net assets	79
Goodwill resulting from acquisition	82
Purchase consideration	161
The following table shows the details of cash outflow during the nine-months ended September 30, 2026:

September 30, 2026
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	159
The fair value of the customer relationships was determined to be US$61 with an estimated useful life of 12 years.The valuation of the customer relationships was performed using the multi-period excess earnings method.
The fair value of the brands and trademarks was determined to be US$12 with an estimated useful life of 10 years. The valuation of the brands and trademarks was performed using the relief-from-royalty method under the income approach.
The fair value of the internally developed software was determined to be US$6 with an estimated useful life of 7 years. The valuation of the internally developed software was performed using the replacement cost approach.
The fair value of acquired other current assets related to trade and other receivables is US$1, which approximates the gross contractual amount, as a loss allowance is insignificant.
The fair value of acquired other current liabilities amounted to US$3 and primarily comprised advances received from customers.
The goodwill recognized on the acquisition of Tabletkі Group represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of Tabletkі Group into the Group’s operations, including enhanced market presence in the digital healthcare ecosystem, access to established customer relationships, expansion into new digital services, and the development and deployment of new digital devices leveraging combined technological capabilities. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Tabletki Group contributed US$21 of revenue and US$13 profit before tax to the Group. If the acquisition had taken place at the beginning of the period, the contribution to revenue would have been US$24 and contribution to the profit before tax would have been US$15.
Acquisition-related costs of less than US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
During the nine months ended September 30, 2026, the Group finalized the accounting for the acquisition of Tabletki Group in accordance with IFRS 3 Business Combinations. The finalization resulted in measurement period adjustments to the acquisition-
date fair values of identifiable net assets and goodwill, as described below.
The measurement period adjustments reflected additional information obtained after the acquisition date about facts and circumstances that existed as of that date and comprised:
•an increase in purchase consideration of US$1 following the finalization of the post-closing completion accounts adjustment mechanism; and
•an increase of US$2 in the fair value of internally developed software recognized as an identifiable intangible asset.
The corresponding adjustments were recognized retrospectively as if the accounting for the business combination had been completed at the acquisition date, with a corresponding adjustment to goodwill.
Acquisition of ISP Shtorm LLC
On February 26, 2026, JSC Kyivstar acquired 100% of the equity interests in ISP Shtorm LLC, a regional fixed broadband internet service provider operating in Ukraine. This strategic acquisition supports Kyivstar’s continued expansion in the fixed broadband segment and strengthens its position in converged telecommunications services. Kyivstar acquired 100% of ISP
Shtorm LLC for total consideration of US$10 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on February 26, 2026, the date the acquisition was completed. The transaction is accounted for in accordance with IFRS 3 Business Combinations.
The fair values of identifiable assets and liabilities of ISP Shtorm LLC at the date of acquisition were:

February 26, 2026
Non-current assets
Intangible assets	3
Property, plant and equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
The following table shows the details of cash outflow during the nine-months ended September 30, 2026:

September 30, 2026
Cash outflow, net of cash acquired
Purchase consideration	10
Less: deferred consideration	(3)
Cash consideration paid at acquisition	7
Settlement of deferred consideration	3
Net outflow of cash - investing activities	10
The Group finalized the purchase price allocation for the acquisition of ISP Shtorm LLC during the nine-month period ended
September 30 2026. The final acquisition-date fair values of identifiable assets acquired and liabilities assumed, and the resulting goodwill, are reflected in the amounts disclosed above.
The fair value of the acquired intangible assets, comprising customer relationships, was determined to be US$3. The valuation was performed using the multi-period excess earnings method. The useful life has been assessed as 6 years.
Goodwill arising on acquisition primarily relates to expected synergies from integrating the acquired business into the Group’s operations and the assembled workforce. The goodwill is not deductible for tax purposes.
Deferred consideration of US$3 represented a fixed portion of the purchase price for the acquisition that is payable after closing, subject only to customary post-closing purchase price adjustments. The deferred consideration was fully settled during the three months ended September 30, 2026.
From the acquisition date to September 30, 2026, Shtorm contributed US$2 of revenue. Had the acquisition occurred at the beginning of the period, the acquired business would have contributed approximately US$3 of revenue. The impact on the
Group’s profit before tax for both periods was immaterial.
Acquisition of six solar power plants
On May 26, 2026, JSC Kyivstar acquired 100% of the equity interests in six solar power plant entities, consisting of
Energopostach-Plus LLC, Lightfull LLC, Sunlight Generation LLC, Ternovytsia Solar LLC, Energy Space LLC and Ternovytsia
Solar Plus LLC, for cash consideration of  US$71 paid to the seller. Prior to the acquisition, JSC Kyivstar also provided approximately US$11 of reimbursable financial assistance to the target companies to refinance existing bank indebtedness.
The acquired entities own and operate six solar power plants located in the Lviv region of Ukraine with a combined installed generation capacity of 105 MW. The acquisition is consistent with the Group’s strategy to expand its energy generation capabilities and enhance energy independence through investments in renewable energy infrastructure.
The acquisition was accounted for in accordance with IFRS 3 Business Combinations.  As of September 30, 2026 the purchase price allocation remains provisional in respect of the fair values of property, plant and equipment, intangible assets and accounts receivable as the Group is in the process of finalizing their valuations including the related deferred tax effects, where applicable.
Any measurement period adjustments identified during the measurement period will be recognized retrospectively in accordance with IFRS 3.
The provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date were as follows:

May 26, 2026
Non-current assets
Property, plant and equipment	49
Intangible assets	11
Deferred tax asset	3
Current assets
Cash and cash equivalents	2
Trade receivables and other assets	6
Current liabilities	(11)
Deferred tax liability	(7)
Other non-current liabilities	(1)
Fair value of identifiable net assets	52
Goodwill arising from acquisition	19
Purchase consideration	71
The following table shows the details of cash outflow during nine-month period ended September 30, 2026:

September 30, 2026
Cash outflow, net of cash acquired
Cash consideration	71
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	69
The acquired property, plant and equipment primarily comprise solar power plant infrastructure, including solar modules, inverters, transformers, structures, buildings, grid-related equipment, other fixed assets and construction in progress. Excluding construction in progress, the depreciable acquired property, plant and equipment have an estimated weighted-average remaining useful life of approximately 17 years. The acquired property, plant and equipment were provisionally measured at a fair value of
US$49, representing a fair value step-up of approximately US$31 over the acquiree’s carrying amounts immediately prior to the acquisition. The valuation of the property, plant & equipment was performed using the cost approach, specifically the current replacement cost method.
An identifiable asset relating to feed-in tariff arrangements was recognized at its acquisition date fair value of US$11. The asset was recognized separately from goodwill as it arises from contractual and other legal rights existing at the acquisition date and is expected to generate economic benefits through regulated feed-in tariff rates until the expiry of the feed-in tariff regime on
December 31, 2029. The intangible asset has an estimated useful life of approximately 4 years, corresponding to the period from the acquisition date (May 26, 2026) to the expiry of the feed-in tariff arrangements on December 31, 2029. The fair value of the intangible asset was determined using an income approach, applying a with-and-without method. Under this approach, fair value reflects the present value of the incremental cash flows attributable to the feed-in tariff arrangements.
The fair value of acquired trade receivables and other assets is US$6 which approximates the gross contractual amount, as a loss allowance is insignificant.
As discussed above, current liabilities include approximately US$11 of reimbursable financial assistance provided to the target companies prior to the acquisition to refinance existing bank indebtedness. This financial assistance was accounted for separately from the acquisition and was not included in the consideration transferred.
The deferred tax asset of US$3 primarily relates to cumulative tax losses available for future utilization. The deferred tax liability of US$7 primarily arises from fair value adjustments and the recognition of identifiable assets as part of the purchase price allocation following the acquisition.
Acquisition-related costs of US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
The goodwill recognized on the acquisition of the six solar power plants represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of the six solar power plants into the Group’s operations, including enhanced energy security, reduced exposure to energy market price fluctuations, and operational synergies from integrating the acquired solar plants into the Group's existing Infrastructure business operations. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
Other than financial assistance provided prior to acquisition (as disclosed above), there were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, the six solar power plants contributed US$8 of revenue and US$4 profit before tax to the Group. If the acquisition had taken place at the beginning of the period, the contribution to revenue would have been US$15 and contribution to the profit before tax would have been US$7.
The accounting for the purchase of the six solar power plants is provisional as the valuation of property, plant and equipment, intangible and other assets and liabilities, and residual goodwill related to this acquisition is not complete. Additional information is being obtained and evaluated in relation to facts and circumstances that existed as of the acquisition date, including final asset-level valuation inputs and assumptions, the assessment of contractual arrangements and obligations, and supporting documentation for certain assets and liabilities existing at the acquisition date. Accordingly the fair values assigned to tangible and intangible assets acquired and liabilities assumed are provisional based on management’s estimates and assumptions and may be subject to change as additional information is obtained within the measurement period (not to exceed 12 months from the acquisition date).
Update on acquisition of SUNVIN 11
The acquisition of SUNVIN 11 LLC was completed on December 15, 2025 and was disclosed in the Group's annual financial statements for the year ended December 31, 2025 using provisional amounts. During the nine-month period ended
September 30, 2026, the Group finalized the purchase price allocation within the measurement period. The updates mainly related to the recognition of identifiable intangible assets, primarily green tariff rights (US$2), the fair value of property, plant and equipment (US$2) and related deferred tax liabilities (US$(1)). As a result, goodwill decreased from US$7 to US$4.  These measurement period adjustments did not have a material impact on the Group’s profit or loss for the period or on the previously issued annual financial statements.
Acquisition of E-wings
On August 7, 2026, Uklon, a subsidiary of the Group, completed the acquisition of 100% of the shares of Micromobility LLC (E-
wings), a Ukrainian electric scooter operator. The acquisition expands Uklon's multimodal mobility ecosystem by adding micromobility services.
The total purchase consideration amounted to US$2 and was settled in cash. The acquisition is expected to enhance Uklon’s multimodal mobility ecosystem by expanding its micromobility offering. The acquisition was accounted for in accordance with
IFRS 3 Business Combinations. The purchase price allocation resulted in the recognition of identifiable net assets of approximately US$1 and goodwill of approximately US$1. The goodwill represents expected synergies from integrating E-wings into Uklon's broader mobility ecosystem. The recognized goodwill is not deductible for tax purposes. The contribution of E-wings to the Group's revenue and profit or loss, both from the acquisition date and on a pro forma basis, was not material.
During the nine-month period ended September 30, 2025
Business Combination Agreement
As discussed in Note 1, on August 14, 2025, the Company consummated the Business Combination Agreement which included the Capital Reorganization and SPAC Merger.
Capital Reorganization
In connection with the Business Combination Agreement, the Company acquired all of the issued and outstanding shares of
VEON Holdings B.V. from VEON Amsterdam B.V. in exchange for 206,942,440 newly issued Kyivstar Group Ltd. Common
Shares and a Loan Note Payable in the amount of US$178. The Loan Note Payable, net of US$8 of transaction costs incurred by Kyivstar Group but reimbursed to VEON Amsterdam B.V. from the SPAC Merger proceeds, has been accounted for as a non-
cash distribution to VEON Amsterdam B.V. in its capacity as shareholder.
SPAC Merger
The SPAC Merger was accounted for as a capital reorganization in accordance with IFRS 2 Share-based Payments (“IFRS 2”).
Under this method of accounting, Cohen Circle is treated as the “acquired” company for financial reporting purposes and the
Company as the accounting “acquirer”. The net assets of Cohen Circle were stated at historical cost, with no goodwill or other intangible assets recorded. The SPAC Merger, which is not within the scope of IFRS 3 Business Combinations (“IFRS 3”), since
Cohen Circle did not meet the definition of a “business” pursuant to IFRS 3, was accounted for within the scope of IFRS 2. Any excess of fair value of the Company’s common shares issued over the fair value of Cohen Circle identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.
The consolidated financial statements of the merged company will represent a continuation of the financial statements of VEON
Holdings, the principles and guidance on the preparation and presentation of the consolidated financial statements will be applied as follows:
•the assets and liabilities of VEON Holdings recognized and measured in the financial statements at their carrying amounts immediately prior to the Capital Reorganization;
•the net investment of VEON Holdings is recognized in the financial statements at amounts immediately prior to the
Capital Reorganization. Common shares and capital surplus have been adjusted retroactively to reflect the legal capital of the Company; and
•the comparative information presented in the financial statements are that of VEON Holdings.
Non-redemption Agreements
On July 10, 2025, Cohen Circle and Kyivstar Group Ltd. entered into non-redemption agreements (each, a “Non-Redemption
Agreement”) with certain unaffiliated third parties (the “Investors”) in exchange for such third party or third parties agreeing to vote in favor of the SPAC Merger and not to redeem certain public Cohen Circle Class A Ordinary Shares, US$0.0001 par value per share of Cohen Circle sold in its initial public offering (the “Non-Redeemed Shares”) at the Cohen Circle Extraordinary
General Meeting. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, Kyivstar Group Ltd.
issued 757,745 Kyivstar Group Ltd. Common Shares at Closing.
The issuance of Kyivstar Group Ltd. shares to Cohen Circle shareholders as consideration for non-redemption and voting support has been classified as a share-based payment transaction under IFRS 2 as Kyivstar Group Ltd. issued shares as consideration for the non-redemption and voting agreements. The shares issued by Kyivstar Group Ltd. were recognized as an equity transaction, with the initial measurement at fair value. The fair value of the issued shares should be determined based on the market price and is included in the listing expense in the interim condensed consolidated income statement.
SPAC Public Shares
On August 12, 2025, the shareholders of Cohen Circle voted to approve and adopt the Business Combination Agreement and to approve and authorize Cohen Circle to merge with Varna Merger Sub. In connection with the vote to approve the Business
Combination Agreement and the SPAC Merger, holders of 5,847,015 shares of Cohen Circle Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately US$10.40 per share, for a total aggregate redemption amount of US$61 resulting in a total of 17,152,985 Cohen Circle public ordinary shares remaining issued and outstanding as of the Closing Date. At the Closing, each share of Cohen Circle Class A Ordinary Shares issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 17,152,985 newly issued Kyivstar Group Ltd.
Common Shares.
SPAC Sponsor Shares, including Sponsor Vesting Shares
Cohen Circle Sponsor I, LLC and Cohen Circle Advisors I, LLC (collectively the “Sponsor”) and Cantor Fitzgerald & Co.
("Cantor") held 8,350,000 and 270,000 founder shares, respectively. The Sponsor forfeited 2,609,647 founder shares in connection with the SPAC Merger immediately prior to the effective time of the Business Combination Agreement, and the remaining 6,010,353 founder shares ( 5,740,353 held by the Sponsor and 270,000 held by Cantor) were converted into Kyivstar
Group Ltd. Common Shares.
The Sponsor was not permitted to sell or transfer 3,971,515 of its 5,740,353 shares during the Lock-Up Period (defined as the earlier to occur of: (a) 180 days after the Closing; or (b) such time as the stock price meets or exceeds US$13.50  for 20 out of any 30 consecutive trading days (but no earlier than 90 days  following the Closing)). In January 2026, the shares subject to restrictions under each of the Sponsor Agreement and the Seller Lock-Up Agreement were released and those certain restrictions on transfer pursuant to each agreement are no longer in effect.
Furthermore, 1,323,838 Kyivstar Group Ltd. Common Shares issued to the Sponsor will only vest with respect to:
a.661,919 shares ("Sponsor vesting shares, Tranche 1"), on the date the stock price meets or exceeds US$15.00 for 20 out of any 30 consecutive trading days within two years following the Closing; and
b.661,919 shares ("Sponsor vesting shares, Tranche 2"), on the date the stock price meets or exceeds US$20.00 for 20 out of any 30 consecutive trading days within five years of the Closing, and
If the hurdles are not achieved under (a) and/or (b) above, such shares will be forfeited by the Sponsor.
The Sponsor vesting shares represent a potential contingent payment arrangement with the Sponsor and are considered a share-based payment under IFRS 2. The vesting is based on a market condition, linked to the Company’s share price. There is no service condition attached to the vesting of the shares. As a result, this condition is considered to be a non-vesting condition rather than a market condition. The non-vesting condition was taken into account when estimating the grant date fair value of the vesting shares issued. The IFRS 2 fair value of the Sponsor vesting shares was immediately expensed as part of the listing expense in the income statement. As the Sponsor vesting shares are classified as equity-settled share-based payment, there is no subsequent remeasurement of these shares.
The Company utilized a Monte Carlo simulation model to determine the fair value of the Sponsor vesting shares. The use of the
Monte Carlo simulation model required the Company to make estimates and assumptions, such as expected volatility, expected term and risk-free interest rate which were based on the best information available to management at the time of closing.
Warrants
At the Closing, each of the 7,666,629 issued and outstanding Cohen Circle warrants were automatically surrendered and exchanged for 7,666,629 Kyivstar Group warrants. The warrants became exercisable 30 days after the completion of the
Business Combination Agreement. The warrants will expire five years after the completion of a Business Combination Agreement or earlier upon redemption by the Company or liquidation of the Company.
The warrants may be redeemed when the price per common share equals or exceeds US$18.00. Once the warrants become exercisable, the Company may redeem the warrants:
•in whole and not in part;
•at a price of US$0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
If, and only if, the closing price of the Company’s common shares equals or exceeds US$18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders.
If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
As these warrants have been determined by management to be derivative instruments that will or might be settled other than by the exchange of a fixed amount of cash for a fixed number of own equity instruments, they meet the definition of financial liabilities. The Company has determined that the warrants should be classified as derivative financial liabilities under IFRS and measured at fair value with changes in fair value taken to the income statement.
Refer to Note 8 for Fair Value information.
The following table summarizes the proceeds raised and issuance costs incurred related to the SPAC Merger on August 14,
2025:

Amount
Proceeds from SPAC Trust	178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	132
The following table summarizes the impact to the Statement of Equity related to the SPAC Merger on August 14, 2025:

	Number of shares	Amount
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor and Cantor (at US$12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
SPAC Merger equity issued	23,921,083	298
Kyivstar Group professional fees		(30)
SPAC Merger equity issued, net of transaction costs		268
Listing expense
As discussed above, as the SPAC Merger was accounted for in accordance with IFRS 2, the difference in the fair value of the shares deemed to have been issued by the Company, and the fair value of the Cohen Circle’s identifiable net assets represented a service received by the Company, and thus was recognized as an expense upon consummation of the SPAC Merger.
Upon Closing, the excess fair value of the equity interests deemed to have been issued to Cohen Circle as consideration over the fair value of Cohen Circle’s identifiable net assets was recognized as a listing expense in the amount of US$162 in the condensed consolidated income statement for the period ended September 30, 2025 .
The following table displays the calculation of the listing expense recognized on August 14, 2025 for the period ended
September 30, 2025:

	Number issued	Fair Value
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor (at US$12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
Warrants issued to SPAC public investors (at US$3.35 / warrant)	7,666,629	26
Fair value of consideration		324
Fair value of Cohen Circle Net Assets acquired		162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)		162
Acquisition of Uklon
On March 19, 2025, JSC Kyivstar signed an agreement to acquire Uklon Group, a leading Ukrainian ride-hailing and delivery platform. This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. Kyivstar acquired 97% of Uklon Group shares for a total consideration of US$158 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025, the date the acquisition was completed.
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the nine months ended September 30, 2025:

September 30, 2025
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	141
Contingent consideration of US$12 was recognized at the acquisition date has been fully paid as of September 30, 2025.
Employees bonuses contingent consideration liability related to the portion attributable to pre-acquisition service, recognized at the acquisition date at fair value, resulted from the replacement of share-based payment rewards with new bonuses liability that is payable upon fulfillment of certain conditions under the SPA. During the nine months ended September 30, 2026, the Group settled the liability by paying  US$4 (see Note 8).
As part of the agreement, Kyivstar entered into a symmetrical put and call option agreement for the remaining 3% interest in
Uklon. The put and call options may be exercised from April 2, 2028 through April 2, 2035. As a result, on the acquisition date, the Group determined that it had a present ownership interest in the remaining 3% interest in Uklon and has accounted for the call and put option as part of the consideration transferred and therefore, no non-controlling interest was recognized. Accordingly, the option has been recorded as a financial liability at the present value of the amounts payable on exercise with subsequent changes recognized in the interim condensed consolidated income statement.
The fair value of the customer base was determined to be US$32 with an estimated useful life of 10 years. The fair value of the customer base was determined using the multi-period excess earnings method. The multi-period excess earnings approach involves forecasting the net earnings expected to be generated by the asset, reducing them by appropriate returns on contributory assets, and then discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the trademark was determined to be US$18 with an estimated useful life of 10 years. The fair value of the trademark was determined using the relief-from-royalty method under the income approach. This involves forecasting avoided royalties, reducing them by taxes and discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the developed technology intangible asset was determined to be US$8 with an estimated useful life of 3 years.
The fair value of the developed technology was determined using the replacement cost approach. In the replacement cost approach, the fair value of an asset is based on the cost of a market participant to reconstruct a substitute asset of comparable utility, adjusted for any obsolescence.
The fair value of acquired trade and other receivables is US$2, which is very close to gross contractual amount, as a loss allowance is insignificant.
The significant goodwill recognized from the acquisition of Uklon can be attributed to several factors, including Uklon's strong brand value and established customer relationships, which enhance Kyivstar’s market position. Additionally, the integration of
Uklon’s services is expected to create operational synergies, leading to cost savings and improved service offerings. The acquisition also allows for market expansion and increased subscriber growth potential, while Uklon's technological expertise contributes to innovative capabilities. Overall, the goodwill reflects the anticipated future economic benefits arising from these elements. The goodwill will not be deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Uklon contributed US$46 of revenue and US$14 profit before tax to the Group. If the acquisition had taken place at the beginning of the year, the contribution to revenue would have been US$66 and contribution to the profit before tax for the Group would have been US$19. These amounts have been calculated using Uklon’s results and adjusting them for:
•differences in the accounting policies between the Group and Uklon, and
•additional amortization that would have been charged on the assumption that the fair value adjustments to intangible assets had applied from January 1, 2025, together with their consequential tax effects.
Acquisition-related costs of US$0.5 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
There were no further significant transactions during the nine and three-month periods ended September 30, 2025, other than disclosed above and in Note 1.